17 Property, Plant and Equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost	R$ 19,010,184	R$ 18,825,986
Accumulated depreciation	(8,418,081)	(7,985,323)
Property, plant and equipment, ending	10,592,103	10,840,663
In Service [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost	18,437,598	14,233,899
Accumulated depreciation	(8,418,081)	(7,985,323)
Property, plant and equipment, ending	10,019,517	6,248,576
In Service [Member] | Reservoirs, Dams and Aqueducts [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost	8,082,238	6,643,087
Accumulated depreciation	(4,405,546)	(4,216,613)
Property, plant and equipment, ending	3,676,692	2,426,474
In Service [Member] | Machinery and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost	8,875,458	5,648,292
Accumulated depreciation	(2,871,568)	(2,674,150)
Property, plant and equipment, ending	6,003,890	2,974,142
In Service [Member] | Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost	1,962,033	1,500,990
Accumulated depreciation	(1,054,009)	(1,021,783)
Property, plant and equipment, ending	908,024	479,207
In Service [Member] | Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost	490,071	375,286
Accumulated depreciation	(27,651)	(18,184)
Property, plant and equipment, ending	462,420	357,102
In Service [Member] | Vehicles and Aircraft [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost	47,960	47,744
Accumulated depreciation	44,876	(41,978)
Property, plant and equipment, ending	3,084	5,766
In Service [Member] | Furniture And Tools [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost	22,415	22,057
Accumulated depreciation	(14,466)	(12,642)
Property, plant and equipment, ending	7,949	9,415
In Service [Member] | Provision For Impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost	(1,042,499)	(3,489)
Accumulated depreciation
Property, plant and equipment, ending	(1,042,499)	(3,489)
In Service [Member] | Special Obligations [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost	(78)	(68)
Accumulated depreciation	35	27
Property, plant and equipment, ending	(43)	(41)
In Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost	572,586	4,592,087
Accumulated depreciation
Property, plant and equipment, ending	572,586	4,592,087
In Progress [Member] | Provision For Impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost	(127,586)	(1,197,693)
Accumulated depreciation
Property, plant and equipment, ending	(127,586)	(1,197,693)
In Progress [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost	700,172	5,789,780
Accumulated depreciation
Property, plant and equipment, ending	R$ 700,172	R$ 5,789,780